Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 10,348	£ 11,058
Right of use assets	966	1,071
Goodwill	10,562	5,789
Other intangible assets	30,955	17,202
Investments in associates and joint ventures	314	236
Other investments	1,837	1,322
Deferred tax assets	4,096	3,887
Derivative financial instruments	103	69
Other non-current assets	1,020	1,576
Total non-current assets	60,201	41,139
Current assets
Inventories	5,947	5,476
Current tax recoverable	262	229
Trade and other receivables	7,202	6,423
Derivative financial instruments	421	188
Liquid investments	79	84
Cash and cash equivalents	4,707	3,874
Assets held for sale	873	653
Total current assets	19,491	16,927
Total assets	79,692	58,066
Current liabilities
Short-term borrowings	(6,918)	(5,793)
Contingent consideration liabilities	(755)	(837)
Trade and other payables	(14,939)	(14,037)
Derivative financial instruments	(188)	(127)
Current tax payable	(629)	(965)
Short-term provisions	(621)	(732)
Total current liabilities	(24,050)	(22,491)
Non-current liabilities
Long-term borrowings	(23,590)	(20,271)
Corporation tax payable	(189)	(272)
Deferred tax liabilities	(3,810)	(1,156)
Pensions and other post-employment benefits	(3,457)	(3,125)
Other provisions	(670)	(691)
Derivative financial instruments	(1)	(1)
Contingent consideration liabilities	(4,724)	(5,449)
Other non-current liabilities	(844)	(938)
Total non-current liabilities	(37,285)	(31,903)
Total liabilities	(61,335)	(54,394)
Net assets	18,357	3,672
Equity
Share capital	1,346	1,345
Share premium account	3,174	3,091
Retained earnings (2018 revised – see Note 1)	4,530	(2,716)
Other reserves	2,355	2,061
Shareholders' equity	11,405	3,781
Non-controlling interests (2018 revised – see Note 1)	6,952	(109)
Total equity	£ 18,357	£ 3,672